Related Party Transactions (Details) $ in Thousands, ₩ in Millions					1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2026 USD ($)	Jun. 11, 2026 KRW (₩)	May 27, 2026 KRW (₩)	Nov. 26, 2025 USD ($)	Jun. 10, 2027	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Related Party Transactions [Line Items]
Advance payments	$ 300	₩ 400	₩ 300	$ 1,900		$ 900	$ 1,400
Loan advances						1,400	1,400	$ 8,300
Raw materials purchased						118	118
Non trade receivables						2,644	2,644	1,493
Short term debt						1,700	1,700
Proceeds received from loans						200	900
Forecast [Member]
Related Party Transactions [Line Items]
Loans bear interest					6.00%
David Wilcox [Member]
Related Party Transactions [Line Items]
Loan advances								6,400
Subsidiary Executives [Member]
Related Party Transactions [Line Items]
Borrowings						200	200
Guarantees received						700	700
Shareholder Loan Advances [Member]
Related Party Transactions [Line Items]
Loan advances								1,900
EMT Asia Co, Ltd [Member]
Related Party Transactions [Line Items]
Selling general and administrative expense						1,300	2,800
Related Party [Member]
Related Party Transactions [Line Items]
Advance payments							2,800	$ 1,900
Raw materials purchased						600	600
Non trade receivables						400	400
N&P Co.Ltd [Member]
Related Party Transactions [Line Items]
Borrowings						400	400
EMT Asia [Member]
Related Party Transactions [Line Items]
Advance payments				$ 900
Loan advances						$ 900	$ 900
NS World [Member]
Related Party Transactions [Line Items]
Advance payments | ₩		₩ 100